As filed with the Securities and Exchange
Commission on September 16, 2011
1933 Act File No. 2-48925
1940 Act File No. 811-02402

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
PRE-EFFECTIVE AMENDMENT NO. ☐
POST-EFFECTIVE AMENDMENT NO. 68
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
AMENDMENT NO. 51
(CHECK APPROPRIATE BOX OR BOXES)
JOHN HANCOCK SOVEREIGN BOND FUND
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE
(617) 663-2999
THOMAS M. KINZLER, ESQ.
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(NAME AND ADDRESS OF AGENT FOR SERVICE)
COPIES OF COMMUNICATIONS TO:
MARK P. GOSHKO, ESQ.
K & L GATES LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111-2950
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box):
☑	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Exhibit Index

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 16th day of September, 2011.

JOHN HANCOCK SOVEREIGN BOND FUND
By:	/s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Keith F. Hartstein Keith F. Hartstein	President and Chief Executive Officer	September 16, 2011

/s/ Charles Rizzo Charles A. Rizzo	Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	September 16, 2011

/s/ James F. Carlin* James F. Carlin	Trustee	September 16, 2011

/s/ William H. Cunningham* William H. Cunningham	Trustee	September 16, 2011

/s/ Deborah C. Jackson* Deborah C. Jackson	Trustee	September 16, 2011

/s/ Charles L. Ladner* Charles L. Ladner	Trustee	September 16, 2011

/s/ Stanley Martin* Stanley Martin	Trustee	September 16, 2011

/s/ Patti McGill Peterson* Patti McGill Peterson	Trustee	September 16, 2011

/s/ Hugh McHaffie* Hugh McHaffie	Trustee	September 16, 2011

/s/ John A. Moore* John A. Moore	Trustee	September 16, 2011

/s/ Steven R. Pruchansky* Steven R. Pruchansky	Trustee	September 16, 2011

/s/ Gregory A. Russo* Gregory A. Russo	Trustee	September 16, 2011

/s/ John G. Vrysen* John G. Vrysen	Trustee	September 16, 2011

*By:	Power of Attorney

By:	/s/ Nicholas J. Kolokithas	September 16, 2011

Nicholas J. Kolokithas
Attorney-in-Fact

*	Pursuant to Power of Attorney previously filed with Post-Effective Amendment No. 67 on August 30, 2011

Exhibit Index

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document